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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund

                  --------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003


          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.  Schedule of Investments.


The China U.S. Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


COMMON STOCKS--98.6%                                                      SHARES             VALUE
                                                                          ------             -----
UNITED STATES-48.1%

AEROSPACE & DEFENSE-1.8%
BE Aerospace, Inc.*                                                       25,100                $1,018,055
Boeing Company                                                            12,350                 1,277,361
                                                                                     ----------------------
                                                                                                 2,295,416
                                                                                     ----------------------

AIR FREIGHT & LOGISTICS-.9%
Expeditors International of Washington, Inc.                              26,550                 1,186,254
                                                                                     ----------------------

BEVERAGES-1.6%
Anheuser-Busch Companies, Inc.                                            21,350                 1,041,240
PepsiCo, Inc.                                                             16,100                 1,056,482
                                                                                     ----------------------
                                                                                                 2,097,722
                                                                                     ----------------------

CASINOS & RESORTS-.6%
Bally Technologies Inc.*                                                  34,200                   841,320
                                                                                     ----------------------

CHEMICALS-1.6%
Agrium Inc.                                                               29,150                 1,221,968
Monsanto Company                                                          13,850                   892,632
                                                                                     ----------------------
                                                                                                 2,114,600
                                                                                     ----------------------

COMMUNICATION EQUIPMENT-2.7%
Cisco Systems, Inc.*                                                      36,650                 1,059,552
Corning Incorporated*                                                     48,400                 1,153,856
QUALCOMM Inc.                                                             30,300                 1,261,995
                                                                                     ----------------------
                                                                                                 3,475,403
                                                                                     ----------------------

COMPUTER AND DATA PROCESSING SERVICES-1.0%
Baidu.com, Inc.* ADR#                                                      6,500                 1,312,870
                                                                                     ----------------------

COMPUTER TECHNOLOGY-.9%
Atheros Communications*                                                   41,250                 1,150,050
                                                                                     ----------------------

COMPUTERS & PERIPHERALS-2.9%
Autodesk, Inc.                                                            28,550                 1,209,664
Memc Electronic Materials, Inc.*                                          22,450                 1,376,634
SanDisk Corporation*                                                      23,000                 1,233,490
                                                                                     ----------------------
                                                                                                 3,819,788
                                                                                     ----------------------

DIVERSIFIED FINANCIAL SERVICES-1.0%
Citigroup Inc.                                                            27,500                 1,280,675
                                                                                     ----------------------

DRUGS & PHARMACEUTICALS-1.3%
United Therapeutics Corporation*                                          25,100                 1,740,935
                                                                                     ----------------------

EDUCATION-1.1%
New Oriental Education-SP ADR*#                                           28,000                 1,449,560
                                                                                     ----------------------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.5%
Spreadtrum Communications, Inc.                                           50,250                   713,550
                                                                                     ----------------------

ENERGY-.8%
JA Solar Holdings Co. Ltd.*                                               30,050                 1,101,032
                                                                                     ----------------------

ENERGY EQUIPMENT & SERVICES-3.5%
National-Oilwell Varco Inc.*                                              14,900                 1,789,639
Schlumberger Limited                                                      16,550                 1,567,616
Suntech Power Holdings Co., Ltd. ADR*#                                    29,650                 1,195,785
                                                                                     ----------------------
                                                                                                 4,553,040
                                                                                     ----------------------

ENGINEERING-.2%
Jinxi Axle Company Limited P-Note                                         77,800                   261,414
                                                                                     ----------------------

FINANCE-.5%
IntercontinentalExchange Inc. *                                            4,500                   680,085
                                                                                     ----------------------

FINANCIAL SERVICES-.9%
CME Group, Inc. Holdings Inc.                                              2,200                 1,215,500
                                                                                     ----------------------

FOOD & BEVERAGES-1.3%
Yum! Brands, Inc.                                                         54,150                 1,734,965
                                                                                     ----------------------

FREIGHT & LOGISTICS-.8%
FedEx Corp.                                                                8,900                   985,585
                                                                                     ----------------------

HOTELS AND OTHER LODGING PLACES-.9%
Ctrip.com International Ltd.*                                             31,300                 1,206,615
                                                                                     ----------------------

HOTELS, RESTAURANTS & LEISURE-2.4%
Hilton Hotels Corporation                                                 30,550                 1,350,616
Starbucks Corporation                                                     66,700                 1,779,556
                                                                                     ----------------------
                                                                                                 3,130,172
                                                                                     ----------------------

HOUSEHOLD PRODUCTS-1.1%
Procter & Gamble Company                                                  23,050                 1,425,873
                                                                                     ----------------------

INSURANCE-.8%
American International Group, Inc.                                        15,400                   988,372
                                                                                     ----------------------

INTERNET SOFTWARE & SERVICES-2.2%
Netease.com Inc. ADR*#                                                    60,350                 1,026,554
SINA Corp.*                                                               42,350                 1,821,897
                                                                                     ----------------------
                                                                                                 2,848,451
                                                                                     ----------------------

MACHINERY-1.4%
Joy Global Inc.                                                           18,500                   915,565
Manitowoc Company, Inc.                                                   12,000                   932,040
                                                                                     ----------------------
                                                                                                 1,847,605
                                                                                     ----------------------

MEDIA-.7%
News Corporation Cl. A                                                    43,900                   927,168
                                                                                     ----------------------

MEDICAL DEVICES-.6%
Mindray Medical International Limited                                     23,656                   733,335
                                                                                     ----------------------

METALS & MINING-3.8%
Cameco Corporation                                                        22,150                   903,277
Companhia Vale do Rio Doce (CVRD) ADR#                                    27,700                 1,357,577
Freeport-McMoRan Copper & Gold, Inc. Cl. B                                14,322                 1,345,982
Schnitzer Steel Industries, Inc. Cl. A                                    24,400                 1,322,236
                                                                                     ----------------------
                                                                                                 4,929,072
                                                                                     ----------------------

OIL & GAS-1.4%
Petroleo Brasileiro S. A. ADR#                                            28,700                 1,862,630
                                                                                     ----------------------

OIL INDUSTRIALS-.2%
Sany Heavy Industry Co., Ltd* P-Note                                      34,010                   204,275
                                                                                     ----------------------

PERSONAL PRODUCTS-.5%
Avon Products, Inc.                                                       18,350                   660,784
                                                                                     ----------------------

PHARMACEUTICALS-.9%
Johnson & Johnson                                                         19,950                 1,206,975
                                                                                     ----------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.2%
NVIDIA Corporation*                                                       32,800                 1,500,928
Trident Microsystems, Inc.*                                               90,450                 1,375,745
                                                                                     ----------------------
                                                                                                 2,876,673
                                                                                     ----------------------

TEXTILES, APPAREL & LUXURY GOODS-.9%
NIKE, Inc.  Cl. B                                                         21,050                 1,188,273
                                                                                     ----------------------

TRANSPORTATION-.8%
Daqin Railway Co., Ltd* P-Note                                           493,799                 1,042,300
                                                                                     ----------------------

UTILITIES-1.4%
Veolia Environnement                                                      24,200                 1,798,785
                                                                                     ----------------------

TOTAL UNITED STATES
     (Cost $49,143,744)                                                                         62,887,122
                                                                                     ----------------------


CHINA-1.5%

MACHINERY-.6%
Shanghai Zhenhua Port Machinery Co. Ltd.                                 374,900                   797,036
                                                                                     ----------------------

RETAIL-.9%
China First Pencil, Co., Ltd.*                                           566,720                 1,113,037
                                                                                     ----------------------

TOTAL CHINA
     (Cost $1,483,737)                                                                           1,910,073
                                                                                     ----------------------


HONG KONG-39.5%

APPAREL-1.9%
China Grand Forestry Resources Group Ltd.*                             6,092,000                 2,438,626
                                                                                     ----------------------

AUTO EQUIPMENT & SERVICE-.9%
Xinyi Glass Holding Co. Ltd.                                           1,204,072                 1,227,476
                                                                                     ----------------------

BUILDING & CONSTRUCTION-2.5%
China Communications Construction Company Ltd.*                        1,445,000                 3,242,430
                                                                                     ----------------------

BUILDING PRODUCTS-1.1%
Zhejiang Glass Company Limited *                                       1,634,000                 1,421,551
                                                                                     ----------------------

BUSINESS SERVICES-.9%
Fosun International*                                                     630,500                 1,171,375
                                                                                     ----------------------

COMMERCIAL BANKS-.6%
The Bank of East Asia, Ltd.                                              119,800                   715,359
                                                                                     ----------------------

CONSTRUCTION & ENGINEERING-2.4%
China National Building Material Company Ltd.*                         1,528,000                 3,190,016
                                                                                     ----------------------

CONSUMER PRODUCTS-1.3%
Minth Group Ltd.                                                       1,048,000                 1,689,102
                                                                                     ----------------------


CONTAINERS & PACKAGING-1.5%
China Shipping Container Lines Company Limited *                       2,407,000                 1,990,569
                                                                                     ----------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.6%
Dongfang Electrical Machinery Company Limited Cl. H                      131,000                   838,439
                                                                                     ----------------------

FINANCIAL SERVICES-1.0%
China Merchants Bank Co., Ltd.                                           345,500                 1,236,552
                                                                                     ----------------------

FOOD & BEVERAGES-.4%
FU JI Food & Catering Services                                           193,000                   550,534
                                                                                     ----------------------

INDUSTRIAL CONGLOMERATES-1.5%
Peace Mark (Holdings) Limited                                          1,290,000                 2,006,850
                                                                                     ----------------------

INSURANCE-4.7%
China Intl Life Insurance Co. Cl. H *                                    512,000                 2,208,429
PICC Property and Casualty Cl. H                                       1,540,000                 1,948,131
Ping An Insurance (Group) Company of China Limited                       231,000                 1,972,298
                                                                                     ----------------------
                                                                                                 6,128,858
                                                                                     ----------------------

MACHINERY-1.4%
China Infrasstructure Machinery Holdings Limited*                        838,000                 1,865,121
                                                                                     ----------------------

MACHINERY, EQUIPMENT, AND SUPPLIES-.6%
China High Speed Transmission Equipment Group Co.*                       392,000                   745,307
                                                                                     ----------------------

MEDICAL PRODUCTS-1.9%
Shandong Weigao Group Medical Polymer Company Limited                    728,000                 1,807,959
VODone Ltd.*                                                           1,478,000                   629,262
                                                                                     ----------------------
                                                                                                 2,437,221
                                                                                     ----------------------

METALS-.9%
China Molybdenum Co.*                                                    558,000                 1,196,389
                                                                                     ----------------------

METALS & MINING-1.5%
Yanzhou Coal Company Limited                                           1,106,617                 1,989,054
                                                                                     ----------------------

OIL & GAS-1.8%
CNOOC Limited                                                          2,003,000                 2,383,466
                                                                                     ----------------------

REAL ESTATE-2.9%
Baoye Group Company Limited                                              512,000                 1,035,522
Guangzhou R&F Properties Company Limited*                                244,000                 1,529,143
Hang Lung Properties Limited                                             343,977                 1,265,256
                                                                                     ----------------------
                                                                                                 3,829,921
                                                                                     ----------------------

SOFTWARE-2.2%
AGTech Holdings Limited*                                               5,114,000                 1,023,479
China Lotsynergy Holdings*                                             3,379,956                 1,860,987
                                                                                     ----------------------
                                                                                                 2,884,466
                                                                                     ----------------------

TRANSPORTATION-.9%
China Shipping Development Company Limited Cl. H                         446,000                 1,153,067
                                                                                     ----------------------

UTILITIES-1.2%
Guangdong Investment Limited                                           1,152,000                   753,957
Hong Kong and China Gas Company Limited                                  352,600                   817,812
                                                                                     ----------------------
                                                                                                 1,571,769
                                                                                     ----------------------

WIRELESS TELECOMMUNICATION SERVICES-2.9%
China Mobile (Hong Kong) Limited                                         329,500                 3,786,020
                                                                                     ----------------------

TOTAL HONG KONG
     (Cost $33,684,690)                                                                         51,689,538
                                                                                     ----------------------

SINGAPORE-1.6%

BUILDING & CONSTRUCTION-.9%
Yangzijiang Shipbuilding Holdings Limited*                               936,000                 1,202,807
                                                                                     ----------------------

MISCELLANEOUS--.6%
Sino-Environment Technology Group Ltd.*                                  438,000                   823,935
                                                                                     ----------------------

TOTAL SINGAPORE
     (Cost $1,584,758)                                                                           2,026,742
                                                                                     ----------------------


TAIWAN-7.9%

COMPUTERS & PERIPHERALS-1.6%
Foxconn Technology Co. Ltd.*                                              77,000                   852,825
Innolux Display Corporation*                                             286,000                 1,278,339
                                                                                     ----------------------
                                                                                                 2,131,164
                                                                                     ----------------------

CONSUMER PRODUCTS-.5%
Uni-President Enterprises Corp.*                                         565,000                   605,903
                                                                                     ----------------------


INDUSTRIAL CONGLOMERATES-1.6%
Epistar Corporation*                                                     288,000                 1,475,228
Tripod Technology Corp.*                                                 132,240                   577,226
                                                                                     ----------------------
                                                                                                 2,052,454
                                                                                     ----------------------

IT SERVICES-4.2%
Hon Hai Precision Industry Co., Ltd.*                                    310,000                 2,548,908
MediaTek Incorporation*                                                   93,450                 1,665,936
Simplo Technology Co., Ltd.*                                             206,800                 1,279,857
                                                                                     ----------------------
                                                                                                 5,494,701
                                                                                     ----------------------

TOTAL TAIWAN
     (Cost $7,259,648)                                                                          10,284,222
                                                                                     ----------------------

TOTAL COMMON STOCKS
     (Cost $93,156,577)                                                                        128,797,697
                                                                                     ----------------------


                                                                      PRINCIPAL
SHORT-TERM INVESTMENTS-2.2%                                             AMOUNT
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
    (Cost $2,863,000)                                                 $2,863,000                 2,863,000
                                                                                     ----------------------

Total Investments
    (Cost $96,019,577) (a)                                                 100.8%              131,660,697
Liabilities in Excess of Other Assets                                       (0.8)                 (996,263)
                                                                            -----    ----------------------
NET ASSETS                                                                 100.0%             $130,664,434
                                                                      =====================================


 *  Non-income producing securities.
 #  American Depositary Receipts.
(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $96,019,577 amounted to $35,641,120 which consisted of aggregate gross unrealized appreciation of $34,186,928 and aggregate gross unrealized depreciation of $1,408,808.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The China-U.S. Growth Fund



By /s/Daniel C. Chung

Daniel C. Chung

President

Date: September 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/Daniel C. Chung

Daniel C. Chung

President

Date: September 27, 2007



By /s/Michael D. Martins

Michael D. Martins

Treasurer

Date: September 27, 2007